COMMITMENTS AND CONTINGENCIES (Details 3) In Millions, unless otherwise specified	12 Months Ended																		1 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Apr. 30, 2013 USD ($)	Apr. 30, 2013 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Jun. 30, 2011 USD ($)	Jun. 30, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Jun. 22, 2013 Settlement of Litigation USD ($)	Jun. 22, 2013 Settlement of Litigation RUB	Jan. 31, 2011 Settlement of Litigation USD ($)	Jan. 31, 2011 Settlement of Litigation RUB	Jan. 28, 2005 MTS Finance Notes due 2012 USD ($)	Jan. 28, 2005 MTS Finance Notes due 2012 RUB	Dec. 31, 2005 Tarino Limited USD ($)	Dec. 31, 2005 Tarino Limited RUB	Dec. 31, 2005 Tarino Limited USD ($)	Dec. 31, 2005 Tarino Limited RUB	Nov. 30, 2006 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited RUB	Mar. 31, 2005 Bitel LLC USD ($) company	Mar. 31, 2005 Bitel LLC RUB	Dec. 31, 2013 Bitel LLC USD ($)	Dec. 31, 2013 Bitel LLC RUB	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2006 Bitel LLC RUB	Dec. 31, 2005 Bitel LLC	Dec. 31, 2013 Bitel LLC Operating income USD ($)	Dec. 31, 2013 Bitel LLC Operating income RUB	Dec. 31, 2013 Bitel LLC Non-operating income USD ($)	Dec. 31, 2013 Bitel LLC Non-operating income RUB	Jun. 30, 2013 Bitel LLC MTS OJSC USD ($)	Jun. 30, 2013 Bitel LLC MTS OJSC RUB	Mar. 31, 2013 Bitel LLC Settlement of Litigation USD ($)	Mar. 31, 2013 Bitel LLC Settlement of Litigation RUB
Business acquisitions
Percentage of stake acquired																			51.00%	51.00%	51.00%	51.00%
Cash consideration paid for acquisition																					$ 150.0	4,322.0
Remaining percentage of interest acquired in Tarino shares in Option Shares																			49.00%	49.00%	49.00%	49.00%
Call and put option price																			170.0	4,898.0
Percentage of investment in Bitel at cost as the Group did not regain operational control																															51.00%
Impairment liability																													170.0	4,476.0
Payment for Option Shares															170.0	5,115.0							170.0	4,526.0
Damages															5.9	178.0
Liability under the arbitration award						6,718							221	7,236
Additional liabilities under the arbitration award					7.2	224.0	3.2	94.0			40.8	1,239.0
Total notes		102,744				80,776											400	11,201
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them																									3	3
Damages sought, value																									25.2	776.0												215.0	6,662.0
Losses and accrued interest sought under lawsuits																									3.7	114.0
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court									500	15,661
Increased worth of VimpelCom common shares that Altimo Cooperatief U.A. lodged with the lsle of Man court			900	28,197
Settlement Payment																																				150	4,909
Provision released	221	7,236
Provision released to exercise the put option for acquisition	170	5,566
Percentage of ownership to be acquired from provision released to exercise the put option																											49.00%	49.00%
Provision released in damages, interest and other costs in relation to the dispute	51	1,670
Gain recognized with respect to the Settlement Payment																											$ 150.0	4,911.0				$ 32.4	1,060.0	$ 117.6	3,851.0